CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 1,011	$ (76,479)	$ (47,478)
Other comprehensive loss:
Change in foreign currency translation adjustment	4,149	1,853	1,311
Available-for-sale investments:
Change in net unrealized (gains) losses	423	(260)	(223)
Reclassification adjustment for net (gains) losses included in net income	(330)	735	97
Net change	93	475	(126)
Cash flow hedges:
Change in net unrealized (gains) losses	153	709	(1,295)
Reclassification adjustment for net (gains) losses included in net income	110	(495)	1,189
Net change	263	214	(106)
Other comprehensive loss, net	4,505	2,542	1,079
Total of comprehensive loss	$ 3,494	$ 79,021	$ 48,557